Other Receivables - Schedule of Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023
Other Receivables, Net, Current [Abstract]
Advances to suppliers	$ 256	[1]	$ 559
Government institutions	123		38
Other receivables	112	[2]
Total	$ 491		$ 597

[1]	Includes $10 thousand paid to ParaZero Technologies Ltd (“ParaZero”), a related party, in 2024. See note 17.
[2]	Comprised of receivable amount related to SciSparc U.S. See note 17.